Related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related party transactions

(7) Related party transactions

Amounts due from related parties consist of:

	March 31, 2016	December 31, 2015
Accounts receivable—related entities	$47	$39
Accounts receivable—stockholders/members	958	4,901

Due from related parties	$1,005	$4,940

Amounts due from stockholders/members as of March 31, 2016 and December 31, 2015 relate to reimbursements for certain taxes owed or paid by the Company.

Activity with entities considered to be related parties is summarized below:

	For the three months ended March 31,
	2016	2015
Franchise revenue	$421	$262
Equipment revenue	593	55

Total revenue from related parties	$1,014	$317

The Company paid management fees to TSG Consumer Partners, LLC (“TSG”) totaling $0 and $265 during the three months ended March 31, 2016 and 2015, respectively. In connection with the IPO, the management agreement with TSG was terminated.

(12) Related party transactions

Amounts due from stockholders/members as of December 31, 2015 and 2014 relate to reimbursements for certain taxes owed or paid by the Company.

	December 31, 2015	December 31, 2014
Accounts receivable—related entities	$39	$11
Accounts receivable—stockholders/members	4,901	1,130

	4,940	1,141
Due from related parties, current portion	4,940	1,141

Due from related parties, net of current portion	$—	$—

Activity with entities considered to be related parties is summarized below.

	For the Year Ended December 31,
	2015	2014	2013
Franchise revenue	$1,232	$733	$1,620
Equipment revenue	1,686	3,711	855

Total revenue from related parties	$2,918	$4,444	$2,475

The Company paid management fees to TSG totaling $1,899, $1,211, and $1,136 during the years ended December 31, 2015, 2014 and 2013, respectively. In connection with the IPO, the Company paid a $1,000 termination fee related to the termination of its management agreement with TSG, which is included in the management fees paid for the year ended December 31, 2015. As of December 31, 2015, the Company had $140,191 payable to related parties pursuant to tax benefit arrangements, see Note 16.